Organization and Business Description (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Schedule subsidiaries and variable interest entities
Name	Date of Incorporation	Place of incorporation	Percentage of effective ownership	Principal Activities

Wholly owned subsidiaries
Global Mentor Board Information Technology Limited (“GMB HK”)	March 22, 2019	HK	100%	Holding company of WFOE
Beijing Mentor Board Union Information Technology Co, Ltd. (“GIOP BJ” or “WFOE”)	June 3, 2019.	PRC	100%	Holding company
Variable Interest Entity (“VIE”) and subsidiaries of VIE
Global Mentor Board (Beijing) Information Technology Co., Ltd. (“SDH” or “VIE”)	December 5, 2014	PRC	VIE	peer-to-peer knowledge sharing and enterprise service platform provider
Global Mentor Board (Hangzhou) Technology Co., Ltd. (“GMB (Hangzhou)”)	November 1, 2017	PRC	100%	Consulting, training and tailored services provider
Global Mentor Board (Shanghai) Enterprise Management Consulting Co., Ltd. (“GMB Consulting”)	June 30, 2017	PRC	51%	Consulting services provider
Linking (Shanghai) Network Technology Co., Ltd. (“Linking”)	December 29, 2017	PRC	51%	network technology development services and technical consulting services provider
Shanghai Voice of Seedling Cultural Media Co., Ltd. (“GMB Culture”)	June 22, 2017	PRC	51%	cultural and artistic exchanges and planning, conference services provider
Shidong(Beijing)Information Technology Co., LTD. (“GMB (Beijing)”)	June 19, 2018	PRC	51%	information technology services provider
Mentor Board Voice of Seeding (Shanghai) Cultural Technology Co., Ltd. (“GMB Technology”)	August 29, 2018	PRC	51%	Technical services provider
Shidong Zibo Digital Technology Co., Ltd. (“GMB Zibo”)	October 16, 2020	PRC	100%	Technical services provider

Schedule of balance sheets
	As of December 31,
	2020	2019

Cash and cash equivalents	$10,876,365	$9,417,214
Accounts receivable, net	12,218,473	5,279,266
Inventories	2,706,896	3,287,272
Due from related parties	167,562	-
Prepaid expenses and other current assets	2,148,563	1,593,796
Total current assets	28,117,859	19,577,548

Property and equipment, net	3,397,273	168,949
Prepayments for property	-	1,204,094
Intangible assets, net	4,293,813	4,746,552
Long-term investments	3,085,247	582,080
Operating lease right-of-use assets	100,099	449,124
Deferred tax assets	602,806	254,553
Total non-current assets	11,479,238	7,405,352

Total assets	$39,597,097	$26,982,900

Accounts payable	33,697	2,814,662
Deferred revenue	250,309	583,520
Income taxes payable	4,706,972	1,866,274
Operating lease liabilities, current	63,301	263,796
Accrued expenses and other current liabilities	529,184	1,338,073
Total current liabilities	5,583,463	6,866,325

Operating lease liabilities, non-current	3,196	104,785
Non-current liabilities	3,196	104,785
Total liabilities	$5,586,659	$6,971,110

Schedule of income statement
	For the years ended December, 31
	2020	2019

Total net revenue	$23,107,340	$17,925,476
Net income	$11,931,079	$9,396,130

Schedule of cash flow
	For the years ended December, 31
	2020	2019

Net cash provided by operating activities	$6,769,950	$1,213,794
Net cash used in investing activities	$(6,137,098)	$(3,525,061)
Net cash provided by financing activities	$119,996	$238,128